Long-term Debt (Schedule of Long-term Debt Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Senior unsecured bond	$ 175,000	$ 175,000
Secured long-term debt	354,189	347,590
Total	529,189	522,590
Less: Deferred financing costs	(6,380)	(7,973)
Long-term debt, net of deferred financing costs	522,809	514,617
Less: Current portion of long term debt, net of deferred financing costs current	(50,281)	(45,230)
Long-term debt, excluding current maturities	$ 472,528	$ 469,387